Note 11 - Supplemental Balance Sheet Information	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplemental balance sheet information

Other current liabilities consist of the following:

	As of December 31,	As of September 30,
	2019	2020
	$	$
		(Unaudited)
Compensation related	226	320
Professional services	-	267
Other taxes related	798	836
Others	65	128
Total	1,089	1,551